Investment Strategy - FRANKLIN REAL ESTATE SECURITIES FUND	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the United States, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. The Fund's investments in REITs also include non-traditional REITs such as those that focus on storage and self-storage facilities, cell tower owners and data center owners. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest up to 20% of its net assets in equity securities of issuers engaged in businesses whose products and services are closely related to the real estate industry. These include companies that provide brokerage, leasing, advisory and management services to commercial and residential customers, companies that design and operate software platforms used by landlords and real estate service providers, and companies whose principal business is unrelated to the real estate industry but which have significant real estate holdings (at least 50% of their assets).

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest overall in a smaller number of issuers than a diversified fund.

The Fund concentrates in securities of companies in the real estate industry, primarily REITs. The Fund currently expects to be invested predominantly in equity securities. The Fund may invest a small portion of its assets in securities of issuers in any foreign country, developed or developing, and in American, European and Global Depositary Receipts. In addition, certain U.S. REITs may hold significant positions in securities of foreign issuers.

When selecting investments for the Fund’s portfolio, the investment manager uses a “bottom-up" security selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide regional, property type, and company size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the United States, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the United States, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers)
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the United States, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).